Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present fair value information for assets and liabilities measured at fair value on a recurring basis:

December 31, 2023 (Dollars in millions)	Total	Level 1	Level 2	Level 3	Netting Adjustments(1)
Assets:
Trading assets:
U.S. Treasury	$144	$—	$144	$—	$—
GSE	50	—	50	—	—
Agency MBS – residential	—	—	—	—	—
States and political subdivisions	760	—	760	—	—
Corporate and other debt securities	1,293	—	1,293	—	—
Loans	1,575	—	1,575	—	—
Other	510	461	49	—	—
Total trading assets	4,332	461	3,871	—	—
AFS securities:
U.S. Treasury	10,041	—	10,041	—	—
GSE	362	—	362	—	—
Agency MBS – residential	51,289	—	51,289	—	—
Agency MBS – commercial	2,248	—	2,248	—	—
States and political subdivisions	425	—	425	—	—
Non-agency MBS	2,981	—	2,981	—	—
Other	20	—	20	—	—
Total AFS securities	67,366	—	67,366	—	—
LHFS at fair value	852	—	852	—	—
Loans and leases	15	—	—	15	—
Loan servicing rights at fair value	3,378	—	—	3,378	—
Other assets:
Derivative assets	951	956	1,867	5	(1,877)
Equity securities	360	245	115	—	—
Total assets	$77,254	$1,662	$74,071	$3,398	$(1,877)
Liabilities:
Derivative liabilities	$2,597	$487	$4,171	$24	$(2,085)
Securities sold short	1,625	185	1,440	—	—
Total liabilities	$4,222	$672	$5,611	$24	$(2,085)

December 31, 2022 (Dollars in millions)	Total	Level 1	Level 2	Level 3	Netting Adjustments(1)
Assets:
Trading assets:
U.S. Treasury	$137	$—	$137	$—	$—
GSE	457	—	457	—	—
Agency MBS – residential	804	—	804	—	—
Agency MBS – commercial	62	—	62	—	—
States and political subdivisions	422	—	422	—	—
Corporate and other debt securities	761	—	761	—	—
Loans	1,960	—	1,960	—	—
Other	302	261	41	—	—
Total trading assets	4,905	261	4,644	—	—
AFS securities:
U.S. Treasury	10,295	—	10,295	—	—
GSE	303	—	303	—	—
Agency MBS – residential	55,225	—	55,225	—	—
Agency MBS – commercial	2,424	—	2,424	—	—
States and political subdivisions	416	—	416	—	—
Non-agency MBS	3,117	—	3,117	—	—
Other	21	—	21	—	—
Total AFS securities	71,801	—	71,801	—	—
LHFS at fair value	1,065	—	1,065	—	—
Loans and leases	18	—	—	18	—
Loan servicing rights at fair value	3,758	—	—	3,758	—
Other assets:
Derivative assets	684	472	1,980	1	(1,769)
Equity securities	898	796	102	—	—
Total assets	$83,129	$1,529	$79,592	$3,777	$(1,769)
Liabilities:
Derivative liabilities	$2,971	$364	$4,348	$37	$(1,778)
Securities sold short	1,551	114	1,437	—	—
Total liabilities	$4,522	$478	$5,785	$37	$(1,778)
(1)Refer to “Note 20. Derivative Financial Instruments” for additional discussion on netting adjustments.

Rollforward of Level 3 Assets and Liabilities
Activity for Level 3 assets and liabilities is summarized below:

(Dollars in millions)	Loans and Leases	Loan Servicing Rights	Net Derivatives
Balance at January 1, 2021	$—	$2,023	$172
Total realized and unrealized gains (losses):
Included in earnings	(1)	233	(96)
Purchases	—	355	—
Issuances	—	715	305
Sales	—	(1)	—
Settlements	—	(741)	(393)
Acquisitions	24	49	—
Balance at December 31, 2021	23	2,633	(12)
Total realized and unrealized gains (losses):
Included in earnings	—	801	(323)
Purchases	—	321	—
Issuances	—	482	2
Sales	—	(9)	—
Settlements	(5)	(470)	297
Balance at December 31, 2022	18	3,758	(36)
Total realized and unrealized gains (losses):
Included in earnings	—	86	(36)
Purchases	—	123	—
Issuances	—	270	29
Sales	—	(531)	—
Settlements	(3)	(328)	24
Balance at December 31, 2023	$15	$3,378	$(19)
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held at December 31, 2023	$—	$36	$(24)
Primary income statement location of realized gains (losses) included in earnings	Other income	Mortgage banking income	Mortgage banking income

Fair Value and UPB of LHFS
The following table details the fair value and UPB of certain loans that were elected to be measured at fair value:

	December 31, 2023			December 31, 2022
(Dollars in millions)	Fair Value	UPB	Difference	Fair Value	UPB	Difference
Trading loans	$1,575	$1,664	$(89)	$1,960	$2,101	$(141)
Loans and leases	15	16	(1)	18	20	(2)
LHFS at fair value	852	828	24	1,065	1,056	9

Assets Measured at Fair Value on a Nonrecurring Basis
The following table provides information about certain assets measured at fair value on a nonrecurring basis still held as of period end. The carrying values represent end of period values, which approximate the fair value measurements that occurred on the various measurement dates throughout the period. These assets are considered to be Level 3 assets.

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
Carrying value:
LHFS	$19	$271
Loans and leases	840	500
Other	454	120

The following table provides information about valuation adjustments for certain assets measured at fair value on a nonrecurring basis. The valuation adjustments represent the amounts recorded during the period regardless of whether the asset is still held at period end.

	Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Valuation adjustments:
LHFS	$(58)	$(9)	$(27)
Loans and leases	(894)	(420)	(455)
Other	(305)	(159)	(178)

Carrying Amounts and Fair Value of Financial Assets and Liabilities Not Recorded at Fair Value	Financial assets and liabilities not recorded at fair value are summarized below:

		December 31, 2023		December 31, 2022
(Dollars in millions)	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
HTM securities	Level 2	$54,107	$44,630	$57,713	$47,791
Loans and leases HFI, net of ALLL	Level 3	307,248	300,830	321,596	308,738
Financial liabilities:
Time deposits	Level 2	43,561	43,368	23,474	23,383
Long-term debt	Level 2	38,918	38,353	43,203	40,951